Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Guggenheim Variable Funds Trust
Entity Central Index Key	0000217087
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES)
Shareholder Report [Line Items]
Fund Name	Series E (Total Return Bond Series)
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Series E (Total Return Bond Series) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Series E (Total Return Bond Series)) returned 3.09%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period.

What factors materially affected the fund's performance over the last year?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, by 1.84% during the reporting period. Outperformance was driven by sector and security selection and the fund's yield advantage over the benchmark. Duration detracted from absolute returns as interest rates rose following stronger-than-expected economic data and in reaction to the U.S. election results. The fund benefitted from an overweight allocation to structured credit as the sector broadly outperformed other fixed-income sectors such as corporate credit due to more pronounced spread tightening. Security selection within investment grade and high yield corporates were contributors to relative performance as the fund's holdings outperformed respective indices for each sector by 3.4% and 1.1%, respectively.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Series E (Total Return Bond Series)	3.09%	1.01%	2.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 164,038,405
Holdings Count | shares	550
Advisory Fees Paid, Amount	$ 523,363
Investment Company, Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$164,038,405
Total Number of Portfolio Holdings	550
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$523,363

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 12.31.24
Credit Quality	% of Net Assets
AAA	32.3%
AA	5.3%
A	12.3%
BBB	14.2%
BB	4.1%
B	1.1%
CCC	0.5%
CC	1.2%
C	0.1%
NR3	2.7%
Other Instruments	26.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	27.7%
Uniform MBS 30 Year, 5.00% due 03/01/25	3.9%
Uniform MBS 30 Year, 5.50% due 02/01/25	3.0%
Uniform MBS 30 Year, 5.00% due 02/01/25	2.9%
Uniform MBS 30 Year, 3.00% due 03/25/25	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 03/01/25	1.5%
U.S. Treasury Notes, 4.13% due 11/30/29	1.1%
Octagon Investment Partners 49 Ltd., 6.61% due 04/15/37	1.1%
Ginnie Mae due 02/01/25	0.9%
Top 10 Total	46.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	27.7%
Uniform MBS 30 Year, 5.00% due 03/01/25	3.9%
Uniform MBS 30 Year, 5.50% due 02/01/25	3.0%
Uniform MBS 30 Year, 5.00% due 02/01/25	2.9%
Uniform MBS 30 Year, 3.00% due 03/25/25	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 03/01/25	1.5%
U.S. Treasury Notes, 4.13% due 11/30/29	1.1%
Octagon Investment Partners 49 Ltd., 6.61% due 04/15/37	1.1%
Ginnie Mae due 02/01/25	0.9%
Top 10 Total	46.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.89% for the year ended December 31, 2024, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.89% for the year ended December 31, 2024, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES)
Shareholder Report [Line Items]
Fund Name	Series F (Floating Rate Strategies Series)
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Series F (Floating Rate Strategies Series) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Series F (Floating Rate Strategies Series)) returned 6.83%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index (the "Secondary Index," formerly the Credit Suisse Leveraged Loan Index), which returned 9.05% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index to the Bloomberg U.S. Aggregate Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High absolute returns for both the fund and the Secondary Index were driven by the high floating-rate coupon in the bank loan asset class. From a supply/demand perspective, collateralized loan obligation issuance set an all-time record at $201B for the year and pushed the supply deficit to all-time highs as robust loan market activity remained primarily opportunistic (refinancings/repricings). Spreads tightened throughout the year as a result, but yields remain above average. Relative performance of the fund compared to the Secondary Index was impacted by idiosyncratic credit issues in the communications and consumer sectors. Offsetting were credit selection in the technology sector and non-rated segment, as well as an underweight to the technology sector, which contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Series F (Floating Rate Strategies Series)	6.83%	3.83%	3.84%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.13%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 55,402,132
Holdings Count | shares	266
Advisory Fees Paid, Amount	$ 307,105
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$55,402,132
Total Number of Portfolio Holdings	266
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$307,105

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 12.31.24
Credit Quality	% of Net Assets
BBB	8.3%
BB	31.4%
B	48.1%
CCC	3.2%
D	0.2%
NR3	1.0%
Other Instruments	7.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Floating Rate Strategies Fund — Class R6	2.8%
SPDR Blackstone Senior Loan ETF	1.3%
Arsenal AIC Parent LLC, 7.61%	1.0%
Planview Parent, Inc., 8.10%	0.9%
CACI International, Inc., 6.29%	0.9%
Dealer Tire LLC, 7.86%	0.9%
Restaurant Brands, 6.11%	0.9%
Calpine Construction Finance Company, LP, 6.36%	0.9%
PetSmart LLC, 8.21%	0.9%
Boxer Parent Co., Inc., 8.34%	0.9%
Top 10 Total	11.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Floating Rate Strategies Fund — Class R6	2.8%
SPDR Blackstone Senior Loan ETF	1.3%
Arsenal AIC Parent LLC, 7.61%	1.0%
Planview Parent, Inc., 8.10%	0.9%
CACI International, Inc., 6.29%	0.9%
Dealer Tire LLC, 7.86%	0.9%
Restaurant Brands, 6.11%	0.9%
Calpine Construction Finance Company, LP, 6.36%	0.9%
PetSmart LLC, 8.21%	0.9%
Boxer Parent Co., Inc., 8.34%	0.9%
Top 10 Total	11.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Variable Annuity, SERIES P (HIGH YIELD SERIES)
Shareholder Report [Line Items]
Fund Name	Series P (High Yield Series)
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Series P (High Yield Series) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Series P (High Yield Series)) returned 7.63%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 8.19% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

2024 experienced heavy new issuance volume closer to the pre-Covid average while strong market conditions kept spreads tight. The primary contributors to fund's performance were solid credit selection in communications and basic materials. The fund also benefitted from a small reorganized equity position. The primary detractor was weaker performance by consumer cyclical holdings and a slight drag from bank loans.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Series P (High Yield Series)	7.63%	3.73%	4.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield Index	8.19%	4.21%	5.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 30,752,613
Holdings Count | shares	288
Advisory Fees Paid, Amount	$ 109,413
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$30,752,613
Total Number of Portfolio Holdings	288
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$109,413

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 12.31.24
Credit Quality	% of Net Assets
BBB	5.2%
BB	43.8%
B	38.3%
CCC	8.3%
D	0.2%
NR3	0.6%
Other Instruments	3.6%
10 Largest Holdings[4] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Terraform Global Operating, LP, 6.13%	1.4%
GrafTech Finance, Inc., 4.63%	1.1%
Enviri Corp., 5.75%	1.0%
ITT Holdings LLC, 6.50%	1.0%
CPI CG, Inc., 10.00%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
AMC Networks, Inc., 4.25%	0.8%
Top 10 Total	9.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Terraform Global Operating, LP, 6.13%	1.4%
GrafTech Finance, Inc., 4.63%	1.1%
Enviri Corp., 5.75%	1.0%
ITT Holdings LLC, 6.50%	1.0%
CPI CG, Inc., 10.00%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
AMC Networks, Inc., 4.25%	0.8%
Top 10 Total	9.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.